Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(4,177,899)	(1,441,913)	(177,872)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	93,503,437	494,055,703	502,801,926
Basic and diluted loss per share	(44.68)	(2.92)	(0.35)

Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share

For the years ended December 31, 2020, 2021 and 2022, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2020	2021	2022
Shares issuable upon exercise of share options	55,825,379	46,558,578	38,654,688
Shares issuable upon vesting of restricted shares	9,272,591	14,430,689	8,315,206